As filed with the Securities and Exchange Commission on August 4, 2015

Securities Act File No. 333-152915
Investment Company Act File No. 811-22227

SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933 |X|

Post-Effective Amendment No. 35 |X|

and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940 |X|

Amendment No. 37 |X|

(Check appropriate box or boxes.)

INDEXIQ ETF TRUST
(Exact Name of Registrant as Specified in Charter)

800 Westchester Avenue
Suite S710
Rye Brook, NY 10573
(Address of Principal Executive Offices) (Zip Code)

Registrant’s Telephone Number, including Area Code: (914) 697-4946

Adam S. Patti
IndexIQ Advisors LLC
800 Westchester Avenue
Suite S-710
Rye Brook, NY 10573
(Name and Address of Agent for Service)

With a copy to:

Matthew V. Curtin, Esq.
IndexIQ Advisors LLC
800 Westchester Avenue
Suite S-710
Rye Brook, NY 10573

It is proposed that this filing will become effective:

☒     Immediately upon filing pursuant to paragraph (b) of Rule 485

☐     on _______, pursuant to paragraph (b)(1) of Rule 485

☐     60 days after filing pursuant to paragraph (a)(1) of Rule 485

☐     on _______, pursuant to paragraph (a)(1) of Rule 485

☐     75 days after filing pursuant to paragraph (a)(2) of Rule 485

☐     on _______, pursuant to paragraph (a)(2) of Rule 485

If appropriate, check the following box:

☐     This Post-Effective Amendment designates a new effective date for a previously filed post-effective amendment

Title of Securities Being Registered: Shares of Beneficial Interest, no par value.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement under Rule 485(b) under the Securities Act and that it has duly caused this Post-Effective Amendment No. 35 to its Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Rye Brook, and State of New York on this 4th day of August 2015.

INDEXIQ ETF TRUST

By:	/s/ Adam S. Patti
Adam S. Patti
President

Pursuant to the requirements of the Securities Act, this Registration Statement has been signed below by the following persons in the capacities and on the date indicated.

Name	Title	Date

/s/ Reena Aggarwal*	Trustee	August 4, 2015
Reena Aggarwal

/s/ Michael A. Pignataro	Trustee	August 4, 2015
Michael A. Pignataro

/s/ Paul D. Schaeffer*	Trustee	August 4, 2015
Paul D. Schaeffer

/s/ Adam S. Patti*	Chairman, Trustee	August 4, 2015
Adam S. Patti	President and Principal
Executive Officer

/s/ David L. Fogel*	Treasurer, Executive Vice	August 4, 2015
David L. Fogel	President, and Principal
Financial Officer

/s/ David L. Fogel
David L. Fogel, Attorney-in-fact

* PURSUANT TO POWERS OF ATTORNEY PREVIOUSLY FILED

EXHIBIT LIST

Exhibit No.	Description
EX-101.INS	XBRL Instance Document
EX-101.SCH	XBRL Taxonomy Extension Schema Document
EX-101.CAL	XBRL Taxonomy Extension Calculation Linkbase
EX-101.DEF	XBRL Taxonomy Extension Definition Linkbase
EX-101.LAB	XBRL Taxonomy Extension Labels Linkbase
EX-101.PRE	XBRL Taxomony Extension Presentation Linkbase